Current And Non-Current Payables - Summary of Trade and Other Current Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Line Items]
Current trade payables	$ 2,468,818	$ 2,138,198
Other current payables	1,624,758	1,781,847
Total trade and other current payables	4,093,576	3,920,045
Non-current trade payables	114,662	171,508
Other non-current payables	1,946,813	2,164,489
Total trade and other non-current payables	2,061,475	2,335,997
Energy Suppliers [Member]
Trade And Other Payables [Line Items]
Current trade payables	1,323,617	1,133,816
Non-current trade payables	100,517	156,230
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Current trade payables	24,621	26,936
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Current trade payables	1,071,248	960,395
Non-current trade payables	3,155	4,410
Payables for assets acquisitions [Member]
Trade And Other Payables [Line Items]
Current trade payables	49,332	17,051
Non-current trade payables	10,990	10,868
Dividends Payable to Non-Controlling Interests [Member]
Trade And Other Payables [Line Items]
Other current payables	145,875	255,632
Payables to CAMMESA [Member]
Trade And Other Payables [Line Items]
Other current payables	337,317	131,866
Other non-current payables	27,475	51,430
Penalties and Complaints [Member]
Trade And Other Payables [Line Items]
Other current payables	18,817	31,325
Other non-current payables	56,013	93,464
Research and Development [Member]
Trade And Other Payables [Line Items]
Other current payables	154,595	124,753
Other non-current payables	40,925	102,762
Taxes Payables Other than Income Tax [Member]
Trade And Other Payables [Line Items]
Other current payables	40,916	196,309
Other non-current payables	672	1,441
Accounts Payables to Staff [Member]
Trade And Other Payables [Line Items]
Other current payables	154,269	158,143
Other non-current payables	1,136	997
PIS/COFINS on VAT Payable to Consumers [Member]
Trade And Other Payables [Line Items]
Other current payables	211,611	169,405
Other non-current payables	1,474,165	1,420,320
Regulatory Liabilities Brazilian Subsidiaries [Member]
Trade And Other Payables [Line Items]
Other current payables	418,680	432,625
Other non-current payables	186,946	218,182
Agreement Enel Distribución Sao Paulo with Eletrobras [Member]
Trade And Other Payables [Line Items]
Other current payables	68,501	85,219
Other non-current payables	134,925	253,108
Other Miscellaneous Payables [Member]
Trade And Other Payables [Line Items]
Other current payables	74,177	196,570
Other non-current payables	$ 24,556	$ 22,785